Core Deposits and Other Intangibles	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposits and Other Intangibles

11. Core Deposits and Other Intangibles

A summary of intangible assets subject to amortization is as follows (in thousands):

	Core Deposit Intangible	Brand Intangible	Customer Relationships Intangible	Total
As of March 31, 2015
Gross carrying amount	$92,679	$8,464	$16,089	$117,232
Accumulated amortization	(90,819)	(3,854)	(12,956)	(107,629)

Net intangible assets	$1,860	$4,610	$3,133	$9,603

As of September 30, 2014
Gross carrying amount	$92,679	$8,464	$16,089	$117,232
Accumulated amortization	(87,423)	(3,572)	(12,008)	(103,003)

Net intangible assets	$5,256	$4,892	$4,081	$14,229

Amortization expense of intangible assets was $2.3 million and $4.7 million for the three months ended March 31, 2015 and 2014, respectively and $4.6 million and $9.4 million for the six months ended March 31, 2015 and 2014, respectively.

The estimated amortization expense of intangible assets assumes no activities, such as acquisitions, which would result in additional amortizable intangible assets. Estimated amortization expense of intangible assets in subsequent fiscal years is as follows (in thousands):

Remaining in 2015	$2,484
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072

$9,603

12. Core Deposits and Other Intangibles

A summary of intangible assets subject to amortization is as follows (in thousands):

	Core Deposit Intangible	Brand Intangible	Customer Relationships Intangible	Other	Total
As of September 30, 2014
Gross carrying amount	$92,679	$8,464	$16,089	$—	$117,232
Accumulated amortization	(87,423)	(3,572)	(12,008)	—	(103,003)

	$5,256	$4,892	$4,081	$—	$14,229

As of September 30, 2013
Gross carrying amount	$92,679	$8,464	$16,089	$—	$117,232
Accumulated amortization	(73,668)	(3,008)	(10,112)	—	(86,788)

	$19,011	$5,456	$5,977	$—	$30,444

Amortization expense of intangible assets was $16.22 million, $19.29 million and $19.65 million for the years ended September 30, 2014, 2013 and 2012, respectively.

The estimated amortization expense of intangible assets assumes no activities, such as acquisitions, which would result in additional amortizable intangible assets. Estimated amortization expense of intangible assets in subsequent fiscal years is as follows (in thousands):

2015	$7,110
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072

$14,229